Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	NAYAX LTD.
Entity Central Index Key	0001901279
Document Type	20-F/A
Document Period End Date	Dec. 31, 2023
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) to the annual report on Form 20-F for the fiscal year ended December 31, 2023, filed on February 28, 2024 (the “Original Filing”), is being filed by Nayax Ltd. (the “Company”) solely to correct a typographical error in the Report of Independent Registered Public Accounting Firm of Kesselman & Kesselman, a member firm of PricewaterhouseCoopers International Limited (the “Audit Report”) in the Original Filing. In addition to the revised Audit Report, the Company is filing with this Amendment (i) the unchanged consolidated financial statements of the Company to which the revised Audit Report relates, and (ii) currently dated certifications of our principal executive officer and our principal financial officer pursuant to Rule 12b-15 under the Securities and Exchange Act of 1934, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002. This Amendment makes no other changes to the Original Filing other than as described above.
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity's Reporting Status Current	Yes
Entity a Voluntary Filer	No
Entity Filer Category	Non-accelerated Filer
Auditor Attestation Flag	false
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	33,326,736
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Incorporation State Country Code	L3
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	000-00000
Entity Address, Address Line One	3 Arik Einstein Street
Entity Address, Address Line Two	Bldg. B, 1st Floor
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4659071
Title of 12(b) Security	Ordinary shares
Trading Symbol	NYAX
Security Exchange Name	NASDAQ
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1309
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Yair Nechmad
Entity Address, Address Line One	3 Arik Einstein Street
Entity Address, Address Line Two	Bldg. B, 1st Floor
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4659071
City Area Code	972
Local Phone Number	3 769380